Fair Value Measurements (Q2) (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 1991	Dec. 31, 2018
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Preferred stock dividend rate per annum			12.00%
Public Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Preferred stock dividend rate per annum	12.00%	12.00%		6.00%
Public preferred stock par value (in dollar per share)	$ 0.01	$ 0.01
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Public Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Public preferred stock	$ 141.1	$ 139.2
Estimate of Fair Value, Fair Value Disclosure [Member] | Public Preferred Stock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Abstract]
Public preferred stock	$ 68.5	$ 60.5			$ 41.4